CONFIDENTIAL

P 5/15/06

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

05077056

Form 13F

FORM 13F COVER PAGE

CONFIDENTIAL TREATMENT EXPIRED

Report for the Calendar Year or Quarter Ended: MARCH 31, 2005

RECEIVED
MAY 1 6 2005

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: FHS INVESTMENT, LLC
Address: 227 W MONROE
SUITE 5080
CHICAGO, IL 60606

Form 13F File Number: 28-10848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PROCESSED
JAN 1 1 2007
THOMSON FINANCIAL

Person Signing this Report on Behalf of Reporting Manager:

Name: BRUCE NIEMAN
Title: CFO
Phone: (312) 334-1902

Signature, Place, and Date of Signing:

[signature]	CHICAGO, ILLINOIS	5/13/05
[Signature]	[City, State]	[Date]

Report Type (Check only one.): THIS REPORT ONLY INCLUDES THE POSITIONS THAT I AM REQUESTING CONFIDENTIAL TREATMENT FOR

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name

28-______ ______________________
[Repeat as necessary.]

CONFIDENTIAL

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 27

Form 13F Information Table Value Total: 68,157
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.	Form 13F File Number	Name
____	28-____________	____________________

[Repeat as necessary.]

CONFIDENTIAL

13F Report: (03/31/05) FHS Investments

Issuer	Type	Cusip	Value x 1000	Shares Prn Amt	SH/PRN	Put/Call	Investment Discretion	Other Managers	Voting Authority Sole	Voting Authority Shared	Voting Authority None
ACCREDO HEALTH STK	Stock	00437V104	2437	54869	SH		SOLE		54869	0	0
BEVERLY ENTER STK	Stock	87851309	628	50700	SH		SOLE		50700		0
BEVERLY ENTER STK	BND	087851AT8	1110	1000000	SH		SOLE		1000000		0
BEVERLY ENTER STK	Option	0008785139PB	477	38500	SH	P	SOLE		38500		0
BEVERLY ENTER STK	Option	0008785139DB	272	22000	SH	C	SOLE		22000		0
DUPONT PHOTOMSK STK	Stock	26613X101	3334	125000	SH		SOLE		125000		0
GUIDANT STK	Stock	401698105	7597	102800	SH		SOLE		102800		0
HOLLYWOOD ENTER STK	Stock	436141105	1119	85000	SH	P	SOLE		85000		0
HOLLYWOOD ENTER STK	BND	436141AJ4	1130	1000000	SH	C	SOLE		1000000		0
KING PHARM STK	Option	0004955829DB	548	56500	SH	P	SOLE		56500		0
MAY DEPT STORES STK	Option	0005777789FU	888	24000	SH		SOLE		24000		0
MGM MIRAGE STK	Stock	552953101	531	7500	SH		SOLE		7500		0
NEXTEL COMMUNICATIONS	Stock	65332V103	12809	450700	SH	P	SOLE		450700		0
NEXTEL PARTNRS STK	Stock	65333F107	208	9500	SH		SOLE		9500		0
NEXTEL PARTNRS STK	Option	00065333F9QC	2192	100000	SH		SOLE		100000		0
RIGGS NATIONAL STK	Stock	766570105	286	15000	SH		SOLE		15000		0
SBC COMMS STK	Stock	78387G103	5224	220525	SH	C	SOLE		220525		0
SPRINT FON GP STK	Option	0008520619EY	1138	50000	SH		SOLE		50000		0
SUNGARD DATA SYS STK	Stock	867363103	1553	45000	SH	C	SOLE		45000		0
TOYS R US STK	Stock	892335100	1288	50000	SH	C	SOLE		50000		0
TOYS R US STK	Option	0008923359FX	2576	100000	SH		SOLE		100000		0
TOYS R US STK	Option	0008923359FF	2344	91000	SH		SOLE		91000		0
UNITED DEFENSE IND.	Stock	91018B104	3304	45000	SH		SOLE		45000		0
VERITAS SOFTW STK	Stock	923436109	4644	200010	SH	P	SOLE		200010		0
WESTERN WIRE STK A	Stock	9.5988E+208	5925	156075	SH		SOLE		156075		0
DUPONT PHOTOMSK STK	CNV	26613XAE1	2111	2000000	SH		SOLE		2000000		0
NEIGHBORCARE INC	BND	64015YAB0	2484	2360000	SH		SOLE		2360000		0